Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants (Details)	9 Months Ended
	Sep. 30, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	11,666,666	25,797,284	17,617,541
Weighted average remaining contractual life (years)	6 months 18 days
Warrants Expiring April 19, 2020 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	11,666,666
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	6 months 18 days